Document and Entity Information	0 Months Ended
May 21, 2015
Risk/Return:
Document Type	497
Document Period End Date	May 21, 2015
Registrant Name	PACIFIC GLOBAL FUND INC
Central Index Key	0000890206
Amendment Flag	false
Document Creation Date	May 21, 2015
Document Effective Date	May 21, 2015
Prospectus Date	May 01, 2015
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND CLASS A
Risk/Return:
Trading Symbol	PASMX
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND CLASS C
Risk/Return:
Trading Symbol	PGSCX
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND CLASS I
Risk/Return:
Trading Symbol	PGISX